Operating Revenue (Schedule of Operating Revenue Recognition from Contracts with Customers) (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Public Utilities General Disclosures [Line Items]
Alternative revenue	$ 15
NGL Midstream
Public Utilities General Disclosures [Line Items]
Sales revenue	241
Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Sales revenue	17
Virginia Electric and Power Company | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Sales revenue	11
Dominion Energy Gas Holdings, LLC | NGL Midstream
Public Utilities General Disclosures [Line Items]
Sales revenue	$ 10